NON- CONTROLLING INTEREST - Dilution Effect (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of non-controlling interest [Line Items]
Value issuance of shares	$ 988,072	[1]
Equity attributable to owners of parent
Disclosure of non-controlling interest [Line Items]
Effect of dilution over Corficolombiana change	6.54%
Effect equity - Additional paid - in capital	$ 181,579
Non-controlling interest
Disclosure of non-controlling interest [Line Items]
Effect of dilution over Corficolombiana change	6.54%
Effect equity - Additional paid - in capital	$ (181,579)
Value issuance of shares	$ 988,072	[1]

[1]	See note 1, “Reporting entity”.